UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-3379

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.

(Exact Name of Registrant as Specified in Charter)

600 Montgomery Street, 27th Floor, San Francisco, California 94111

(Address of Principal Executive Offices) (Zip Code)

MICHAEL J. CUGGINO, 600 Montgomery Street, 27th Floor, San Francisco, California 94111

(Name and Address of Agent for Service)

Registrant’s Telephone Number, Including Area Code:	(415) 398-8000

Date of Fiscal Year End:	January 31

Date of reporting period:	April 30, 2006

        Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

        A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.   Schedule of Investments.

The schedules of investments of Permanent Portfolio Family of Funds, Inc. (“Registrant,” comprising, respectively, the Permanent Portfolio, the Treasury Bill Portfolio, the Bond Portfolio and the Aggressive Growth Portfolio) as of April 30, 2006 are attached hereto.

Item 2.   Controls and Procedures.

(a)   Michael J. Cuggino, the Registrant’s President and Treasurer, has concluded that, in his judgment, the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within ninety (90) days of the filing date of the report that includes the disclosure required by this paragraph, based on his evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (“Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)   There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.   Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Permanent Portfolio Family of Funds, Inc.

   /s/ Michael J. Cuggino
By: Michael J. Cuggino, President and Treasurer

Date: June 29, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

   /s/ Michael J. Cuggino
By: Michael J. Cuggino, President and Treasurer

Date: June 29, 2006

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
SCHEDULES OF INVESTMENTS AS OF APRIL 30, 2006

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE PERMANENT PORTFOLIO
SCHEDULE OF INVESTMENTS
April 30, 2006
(Unaudited)

			Market Value
Quantity

		GOLD ASSETS—21.57% of Total Net Assets

43,275	Troy Oz.	Gold bullion (a)	$28,323,427
115,000	Coins	One-ounce gold coins (a)	77,228,250
		Total Gold Assets (identified cost $68,668,244)	$105,551,677

		SILVER ASSETS—5.92% of Total Net Assets

1,900,209	Troy Oz.	Silver bullion (a)	$25,671,821
379	Bags	Silver coins (a)	3,275,646
		Total Silver Assets (identified cost $13,417,219)	$28,947,467

Principal Amount

		SWISS FRANC ASSETS—10.14% of Total Net Assets

5,151,023	CHF	Swiss francs in interest-bearing accounts	$4,149,866

8,000,000	CHF	Swiss Confederation Bonds, 4.000%, 06-10-11	$6,941,390
9,750,000	CHF	Swiss Confederation Bonds, 4.250%, 01-08-08	8,160,544
9,625,000	CHF	Swiss Confederation Bonds, 4.500%, 06-10-07	7,998,540
9,410,000	CHF	Swiss Confederation Bonds, 3.500%, 08-07-10	7,934,345
9,975,000	CHF	Swiss Confederation Bonds, 3.250%, 02-11-09	8,284,574
7,500,000	CHF	Swiss Confederation Bonds, 2.750%, 06-10-12	6,117,825
		Total Swiss Confederation bonds	$45,437,218

		Total Swiss Franc Assets (identified cost $48,896,548)	$49,587,084

Continued on following page.

1

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE PERMANENT PORTFOLIO
SCHEDULE OF INVESTMENTS
April 30, 2006
(Unaudited)

Number of Shares		Market Value

	STOCKS OF UNITED STATES AND FOREIGN REAL
	ESTATE AND NATURAL RESOURCE COMPANIES—
	15.51% of Total Net Assets

	NATURAL RESOURCES—8.48% of Total Net Assets
80,000	BHP Billiton, Ltd. (b)	$3,644,800
50,000	BP, p.l.c. (b)	3,686,000
60,000	Chevron Corporation	3,661,200
50,000	ConocoPhillips	3,345,000
50,000	Devon Energy Corporation	3,005,500
90,000	Forest Oil Corporation (a)	3,291,300
60,000	Inco, Ltd.	3,388,200
160,000	Mariner Energy, Inc.	3,112,000
60,000	Peabody Energy Corporation	3,831,600
45,000	Phelps Dodge Corporation	3,878,550
70,000	Pogo Producing Company	3,478,300
45,000	Weyerhaeuser Company	3,171,150
		$41,493,600

	REAL ESTATE—7.03% of Total Net Assets
70,000	Archstone-Smith Trust	$3,421,600
60,000	BRE Properties, Inc. Class A	3,232,800
140,000	Equity One, Inc.	3,217,200
50,000	Federal Realty Investment Trust	3,411,500
120,000	New Plan Excel Realty Trust, Inc.	2,958,000
50,000	Pan Pacific Retail Properties, Inc.	3,332,000
80,000	Pennsylvania Real Estate Investment Trust	3,244,800
18,000	Texas Pacific Land Trust	2,673,000
120,000	United Dominion Realty Trust, Inc.	3,262,800
66,000	Urstadt Biddle Properties, Inc.	1,120,020
70,000	Urstadt Biddle Properties, Inc. Class A	1,170,400
90,000	Washington Real Estate Investment Trust	3,354,300
		$34,398,420

	Total Stocks of United States and Foreign Real Estate and
	Natural Resource Companies (identified cost $48,521,942)	$75,892,020

Continued on following page.

2

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE PERMANENT PORTFOLIO
SCHEDULE OF INVESTMENTS
April 30, 2006
(Unaudited)

Number of Shares		Market Value

	AGGRESSIVE GROWTH STOCK INVESTMENTS—15.35% of Total Net Assets

	CHEMICALS—.70% of Total Net Assets
25,000	Air Products & Chemicals, Inc.	$1,713,000
140,000	Chemtura Corporation	1,708,000
		$3,421,000

	COMPUTER SOFTWARE—1.89% of Total Net Assets
45,000	Autodesk, Inc.	$1,891,800
60,000	CA, Inc.	1,521,600
355,000	Symantec Corporation (a)	5,814,900
		$9,228,300

	CONSTRUCTION—.73% of Total Net Assets
18,000	Fluor Corporation	$1,672,380
30,000	Ryland Group, Inc.	1,893,300
		$3,565,680

	DATA PROCESSING—.65% of Total Net Assets
40,000	Agilent Technologies, Inc. (a)	$1,536,800
50,000	Hewlett-Packard Company	1,623,500
		$3,160,300

	ELECTRICAL & ELECTRONICS—.98% of Total Net Assets
85,000	Intel Corporation	$1,698,300
60,000	National Semiconductor Corporation	1,798,800
250,000	Sanmina SCI Corporation (a)	1,297,500
		$4,794,600

Continued on following page.

3

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE PERMANENT PORTFOLIO
SCHEDULE OF INVESTMENTS
April 30, 2006
(Unaudited)

Number of Shares		Market Value

	ENTERTAINMENT & LEISURE—1.10% of Total Net Assets
15,000	CBS Corporation Class A (a)	$381,900
60,000	Disney (Walt) Company	1,677,600
60,000	Tribune Company	1,729,800
40,000	Viacom, Inc. Class A	1,592,800
		$5,382,100

	FINANCIAL SERVICES—2.30% of Total Net Assets
50,000	Bank of New York, Inc.	$1,757,500
12,000	Bear Stearns Companies, Inc.	1,710,120
90,000	Janus Capital Group, Inc.	1,751,400
30,000	Morgan Stanley	1,929,000
120,000	Schwab (Charles) Corporation	2,148,000
30,000	State Street Corporation	1,959,600
		$11,255,620

	MANUFACTURING—1.80% of Total Net Assets
150,000	Dana Corporation	$292,500
30,000	Harley-Davidson, Inc.	1,525,200
17,000	Illinois Tool Works, Inc.	1,745,900
100,000	Mattel, Inc.	1,618,000
2,000	NACCO Industries, Inc. Class A	322,200
8,000	NACCO Industries, Inc. Class B	1,288,720
25,000	Parker-Hannifin Corporation	2,026,250
		$8,818,770

	OIL & OILFIELD SERVICES—1.27% of Total Net Assets
75,000	Frontier Oil Corporation	$4,539,750
200,000	Parker Drilling Company (a)	1,680,000
		$6,219,750

	Continued on following page.

4

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE PERMANENT PORTFOLIO
SCHEDULE OF INVESTMENTS
April 30, 2006
(Unaudited)

Number of Shares		Market Value

	PHARMACEUTICALS—1.06% of Total Net Assets
30,000	Amgen, Inc. (a)	$2,031,000
30,000	Biogen Idec, Inc. (a)	1,345,500
30,000	Genzyme Corporation (General)(a)	1,834,800
		$5,211,300

	RETAIL—.72% of Total Net Assets
30,000	Costco Wholesale Corporation	$1,632,900
45,000	Williams-Sonoma, Inc. (a)	1,884,150
		$3,517,050

	TRANSPORTATION—.78% of Total Net Assets
70,000	Kansas City Southern (a)	$1,701,000
70,000	Swift Transportation Company, Inc. (a)	2,096,500
		$3,797,500

	MISCELLANEOUS—1.37% of Total Net Assets
30,000	Lockheed Martin Corporation	$2,277,000
50,000	Qualcomm, Inc.	2,567,000
40,000	Temple-Inland, Inc.	1,857,600
		$6,701,600

	Total Aggressive Growth Stock Investments
	(identified cost $54,477,639)	$75,073,570

Principal Amount

	DOLLAR ASSETS—30.35% of Total Net Assets

	CORPORATE BONDS—1.62% of Total Net Assets
$300,000	5.625% Abbott Laboratories, 07-01-06	$300,173
500,000	7.125% Aetna, Inc., 08-15-06	502,826

Continued on following page.

5

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE PERMANENT PORTFOLIO
SCHEDULE OF INVESTMENTS
April 30, 2006
(Unaudited)

Principal Amount		Market Value

$500,000	6.550% Avon Products, Inc., 08-01-07	$507,183
500,000	8.100% Boeing Company, Inc., 11-15-06	507,882
500,000	3.500% ChevronTexaco Capital Corporation, 09-17-07	489,084
500,000	7.200% Citicorp, 06-15-07	510,683
500,000	4.700% First Data Corporation, 11-01-06	498,599
438,000	5.500% Gannett Company, Inc., 04-01-07	438,990
500,000	5.375% General Electric Capital Corporation, 03-15-07	500,492
500,000	3.500% Gillette Company, 10-15-07	488,623
500,000	4.875% International Business Machines Corporation, 10-01-06	499,289
300,000	2.500% Merck & Company, Inc., 03-30-07	292,470
500,000	5.500% Nike, Inc., 08-15-06	500,483
200,000	3.500% Stanley Works, 11-01-07	195,209
400,000	5.950% Target Corporation, 05-15-06	400,122
300,000	6.875% Tribune Company, 11-01-06	302,287
300,000	7.125% Union Tank Car Company, 02-01-07	303,522
300,000	5.375% Verizon Wireless Capital, LLC, 12-15-06	300,034
400,000	5.450% Wal-Mart Stores, Inc., 08-01-06	400,333
		$7,938,284

	UNITED STATES TREASURY SECURITIES—25.89% of Total Net Assets
$41,000,000	United States Treasury bond strips (Principal only) 5.331%, 05-15-18 (c)	$21,922,188
4,000,000	United States Treasury bond 6.250%, 08-15-23	4,420,625
6,000,000	United States Treasury note 2.000%, 05-15-06	5,993,558
6,000,000	United States Treasury note 2.750%, 06-30-06	5,979,609
6,000,000	United States Treasury note 2.375%, 08-31-06	5,950,781
6,000,000	United States Treasury note 2.500%, 09-30-06	5,939,531
6,000,000	United States Treasury note 2.500%, 10-31-06	5,927,344
6,000,000	United States Treasury note 2.875%, 11-30-06	5,928,281
6,000,000	United States Treasury note 3.000%, 12-31-06	5,921,719
6,000,000	United States Treasury note 3.375%, 02-28-07	5,922,656
6,000,000	United States Treasury note 3.750%, 03-31-07	5,936,719
6,000,000	United States Treasury note 3.625%, 04-30-07	5,925,000
6,000,000	United States Treasury note 3.625%, 06-30-07	5,913,750

Continued on following page.

6

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE PERMANENT PORTFOLIO
SCHEDULE OF INVESTMENTS
April 30, 2006
(Unaudited)

Principal Amount		Market Value

$6,000,000	United States Treasury note 4.000%, 09-30-07	$5,927,813
6,000,000	United States Treasury note 4.250%, 10-31-07	5,945,625
6,000,000	United States Treasury note 3.375%, 02-15-08	5,848,125
6,000,000	United States Treasury note 2.625%, 05-15-08	5,740,312
6,000,000	United States Treasury note 3.250%, 08/15-08	5,792,812
6,000,000	United States Treasury note 3.000%, 02-15-09	5,708,438
		$126,644,886

	REPURCHASE AGREEMENT—2.84% of Total Net Assets
13,915,000	State Street Bank & Trust Company investment in a repurchase
	agreement, purchased 04-28-06, 1.850%, maturing 05-05-06,
	maturity value $13,917,145 (d)	$13,915,000

		$13,915,000

	Total Dollar Assets (identified cost $142,242,046)	$148,498,170

	Total Portfolio—98.84% of total net assets
	(identified cost $376,223,638) (e)	483,549,988
	Other assets, less liabilities (1.16% of total net assets)	5,677,270

	Net assets applicable to outstanding shares	$489,227,258

	Notes: (a) Non-income producing.
	(b) Sponsored American Depositary Receipt (ADR).
	(c) Interest rate represents yield to maturity.
	(d) Fully collateralized by United States Treasury securities
	based on market prices plus accrued interest as
	of April 30, 2006.
	(e) Aggregate cost for federal income tax purposes.

7

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE TREASURY BILL PORTFOLIO
SCHEDULE OF INVESTMENTS
April 30, 2006
(Unaudited)

Principal Amount		Market Value

	UNITED STATES TREASURY SECURITIES—97.88% of Total Net Assets

$9,000,000	United States Treasury note 2.500%, 05-31-06	$8,983,476
9,000,000	United States Treasury note 2.750%, 06-30-06	8,969,414
10,000,000	United States Treasury note 2.750%, 07-31-06	9,947,656
10,000,000	United States Treasury note 2.375%, 08-31-06	9,917,969
9,000,000	United States Treasury note 2.500%, 09-30-06	8,912,813
	Total Portfolio—97.88% of total net assets (identified cost $46,756,387) (a)	$46,731,328
	Other assets, less liabilities (2.12% of total net assets)	1,010,906

	Net assets applicable to outstanding shares	$47,742,234

	Notes: (a) Aggregate cost for federal income tax purposes.

8

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE VERSATILE BOND PORTFOLIO
SCHEDULE OF INVESTMENTS
April 30, 2006
(Unaudited)

Principal Amount		Market Value

	CORPORATE BONDS—87.37% of Total Net Assets

	AEROSPACE—4.31% of Total Net Assets
$500,000	8.100% Boeing Company, Inc., 11-15-06	$507,882

		$507,882

	CONSTRUCTION—6.63% of Total Net Assets
800,000	3.500% Stanley Works, 11-01-07	$780,836

		$780,836

	COSTMETICS & TOILETRIES—8.46% of Total Net Assets
500,000	6.550% Avon Products, Inc., 08-01-07	$507,183
500,000	3.500% Gillette Company, 10-15-07	488,623

		$995,806

	DATA PROCESSING—8.48% of Total Net Assets
500,000	4.700% First Data Corporation, 11-01-06	$498,599
500,000	4.875% International Business Machines Corporation, 10-01-06	499,289

		$997,888

	FINANCIAL SERVICES—8.59% of Total Net Assets
500,000	7.200% Citicorp, 06-15-07	$510,683
500,000	5.375% General Electric Capital Corporation, 03-15-07	500,492

		$1,011,175

	FOOD PRODUCTS & PROCESSING—4.25% of Total Net Assets
500,000	5.500% Campbell Soup Company, 03-15-07	$500,762

		$500,762

	INSURANCE—4.27% of Total Net Assets
500,000	7.125% Aetna, Inc., 08-15-06	$502,826

		$502,826

Continued on following page.

9

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE VERSATILE BOND PORTFOLIO
SCHEDULE OF INVESTMENTS
April 30, 2006
(Unaudited)

Principal Amount		Market Value

	MANUFACTURING—4.25% of Total Net Assets
$500,000	5.500% Nike, Inc., 08-15-06	$500,483

		$500,483

	OIL & OILFIELD SERVICES—4.15% of Total Net Assets
500,000	3.500% ChevronTexaco Capital Corporation, 09-17-07	$489,084

		$489,084

	PHARMACEUTICALS—8.39% of Total Net Assets
500,000	5.625% Abbott Laboratories, 07-01-06	$500,288
500,000	2.500% Merck & Company, Inc., 03-30-07	487,450

		$987,738

	PUBLISHING—8.54% of Total Net Assets
500,000	5.500% Gannett Company, Inc., 04-01-07	$501,130
500,000	6.875% Tribune Company, 11-01-06	503,812

		$1,004,942

	RETAIL—8.50% of Total Net Assets
500,000	5.950% Target Corporation, 05-15-06	$500,152
500,000	5.450% Wal-Mart Stores, Inc., 08-01-06	500,416

		$1,000,568

	TELECOMMUNICATIONS—4.25% of Total Net Assets
500,000	5.375% Verizon Wireless Capital, LLC, 12-15-06	$500,057

		$500,057

	TRANSPORTATION—4.30% of Total Net Assets
500,000	7.125% Union Tank Car Company, 02-01-07	$505,871

		$505,871

	Total Corporate Bonds (identified cost $10,340,459)	$10,285,918

Continued on following page.

10

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE VERSATILE BOND PORTFOLIO
SCHEDULE OF INVESTMENTS
April 30, 2006
(Unaudited)

Principal Amount		MarketValue

	UNITED STATES TREASURY SECURITIES—8.49% of Total Net Assets
$1,000,000	United States Treasury bill 2.186%, 05-04-06	$999,636

	Total United States Treasury securities (identified cost $999,754)	$999,636

	Total Portfolio—95.86% of total net assets
	(identified cost $11,340,213) (a)	$11,285,554
	Other assets, less liabilities (4.14% of total net assets)	487,698

	Net assets applicable to outstanding shares	$11,773,252

	Notes: (a) Aggregate cost for federal income tax purposes.

11

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE AGGRESSIVE GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
April 30, 2006
(Unaudited)

Number of Shares		Market Value

	AGGRESSIVE GROWTH STOCK INVESTMENTS—99.98% of Total Net Assets

	CHEMICALS—5.49% of Total Net Assets
18,000	Air Products & Chemicals, Inc.	$1,233,360
90,000	Chemtura Corporation	1,098,000

		$2,331,360

	COMPUTER SOFTWARE —8.45% of Total Net Assets
30,000	Autodesk, Inc.	$1,261,200
40,000	CA, Inc.	1,014,400
80,000	Symantec Corporation (a)	1,310,400

		$3,586,000

	CONSTRUCTION—3.72% of Total Net Assets
25,000	Ryland Group, Inc.	$1,577,750

		$1,577,750

	DATA PROCESSING —4.56% of Total Net Assets
25,000	Agilent Technologies, Inc. (a)	$960,500
30,000	Hewlett-Packard Company	974,100

		$1,934,600

	ELECTRICAL & ELECTRONICS—7.63% of Total Net Assets
50,000	Intel Corporation	$999,000
40,000	National Semiconductor Corporation	1,199,200
200,000	Sanmina SCI Corporation (a)	1,038,000

		$3,236,200

	ENTERTAINMENT & LEISURE—6.31% of Total Net Assets
45,000	Disney (Walt) Company	$1,258,200
25,000	Tribune Company	720,750
17,500	Viacom, Inc. Class A	696,850

		$2,675,800

Continued on following page.

12

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE AGGRESSIVE GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
April 30, 2006
(Unaudited)

Number of Shares		Market Value

	FINANCIAL SERVICES —15.76% of Total Net Assets
30,000	Bank of New York, Inc.	$1,054,500
8,000	Bear Stearns Companies, Inc.	1,140,080
50,000	Janus Capital Group, Inc.	973,000
20,000	Morgan Stanley	1,286,000
70,000	Schwab (Charles) Corporation	1,253,000
15,000	State Street Corporation	979,800

		$6,686,380

	MANUFACTURING—10.41% of Total Net Assets
150,000	Dana Corporation	$292,500
25,000	Harley-Davidson, Inc.	1,271,000
12,000	Illinois Tool Works, Inc.	1,232,400
50,000	Mattel, Inc.	809,000
10,000	Parker-Hannifin Corporation	810,500

		$4,415,400

	OIL & OILFIELD SERVICES —13.79% of Total Net Assets
80,000	Frontier Oil Corporation	$4,842,400
120,000	Parker Drilling Company (a)	1,008,000

		$5,850,400

	PHARMACEUTICALS—5.47% of Total Net Assets
18,000	Amgen, Inc. (a)	$1,218,600
18,000	Genzyme Corporation (General) (a)	1,100,880

		$2,319,480

	RETAIL—5.03% of Total Net Assets
20,000	Costco Wholesale Corporation	$1,088,600
25,000	Williams-Sonoma, Inc. (a)	1,046,750

		$2,135,350

Continued on following page.

13

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE AGGRESSIVE GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
April 30, 2006
(Unaudited)

Number of Shares		Market Value

	TRANSPORTATION—5.82% of Total Net Assets
40,000	Kansas City Southern (a)	$972,000
50,000	Swift Transportation Company, Inc. (a)	1,497,500

		$2,469,500

	MISCELLANEOUS—7.54% of Total Net Assets
13,000	Lockheed Martin Corporation	$986,700
25,000	Qualcomm, Inc.	1,283,500
20,000	Temple-Inland, Inc.	928,800

		$3,199,000

	Total Portfolio--99.98% of total net assets (identified cost $22,673,983) (b)	$42,417,220
	Other assets, less liabilities (.02% of total net assets)	8,305

	Net assets applicable to outstanding shares	$42,425,525

	Notes: (a) Non-income producing.
	(b) Aggregate cost for federal income tax purposes.

14

INVESTMENT ADVISER
Pacific Heights Asset Manangement, LLC 600 Montgomery Street San Francisco, California 94111

CUSTODIAN
State Street Bank and Trust Company 225 Franklin Street Boston, Massachusetts 02105

DISTRIBUTOR
Quasar Distributors, LLC 615 East Michigan Street Milwaukee, Wisconsin 53202

TRANSFER AGENT
U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, Wisconsin 53201 (for overnight delivery services, 615 East Michigan Street Milwaukee, Wisconsin 53202) (800) 341-8900

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Tait, Weller & Baker 1818 Market Street, Suite 2400 Philadelphia, Pennsylvania 19103

SHAREHOLDER SERVICES OFFICE	SCHEDULES OF INVESTMENTS APRIL 30, 2006
130 South Brune Street Bartlett, Texas 76511 (254) 527-3102 (800) 531-5142 Nationwide www.permanentportfoliofunds.com

Must be preceded or accompanied by a prospectus.	06/06